Income Tax - Summary between Net Income before Tax and Income Tax Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Net income before tax	₸ 1,282,289	₸ 1,022,004	₸ 720,574
Tax at the statutory tax rate of 20%	(256,458)	(204,400)	(144,115)
Non-taxable income	36,797	38,038	12,892
Adjustment recognized in the period for current tax of prior periods			315
Non-deductible expense	(5,794)	(6,872)	(822)
Current income tax expense	(223,371)	(174,196)	(131,307)
Deferred income tax (expense)/benefit	(2,084)	962	(738)
Income tax expense	₸ (225,455)	₸ (173,234)	₸ (131,730)